Other Current Liabilities	6 Months Ended
Jun. 30, 2026
Other Current Liabilities
Other Current Liabilities

8. Other Current Liabilities

At June 30, 2026 other current liabilities amount to € 10,183,000 (December 31, 2025: € 7,940,000). At June 30, 2026 and December 31, 2025, other current liabilities consisted principally of accruals for services provided by vendors not yet billed, payroll related accruals and other miscellaneous liabilities.